LEASE - Total leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASE
2020		$ 37,080
2021		9,941
2022		3,632
2023		1,242
2024		369
Thereafter		1,859
Total future minimum lease payments		$ 54,123
2019	$ 33,149
2020	24,993
2021	21,105
2022	1,880
2023	2,398
Thereafter	10,651
Total future minimum lease payments	$ 94,176